Organization and Business Operations	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Organization and Business Operations

1.  Nature of the Business

Wejo Limited (the “Company”) is a private limited liability company incorporated under the laws of England and Wales on December 13, 2013 and is an early leader in the connected vehicle data market. Connected vehicles contain hundreds of data sensors, emitting information such as location, speed, direction and events such as braking, temperature and weather conditions. This data creates intelligence, in near real-time and historically, that is unavailable from any other source.

The Company ingests and standardizes this data, mainly in the United States, through its internally developed data exchange platform (“Wejo ADEPT”). The Company’s products enable customers such as departments of transportation, retailers, construction firms and research departments to unlock unique insights about journeys, cities, electric vehicle usage, safety and more.

The Company is comprised of five wholly-owned subsidiaries with its primary offices located in Manchester, England. In addition to its primary office, Wejo Concierge UK Ltd, is also located in the United Kingdom (the “U.K.”), and Wejo California Corp, Wejo Data Services Inc, Wejo Services Inc, and Wejo Inc are located in the United States (the “U.S.”).

Products and services

The Company partners with the world’s leading automotive manufacturers to standardize connected car data through Wejo ADEPT, including traffic intelligence, identifying high frequency vehicle movements and identifying common driving events and trends.

Wejo ADEPT is a cloud-based data exchange platform that makes sharing and accessing huge volumes of connected car data simple by removing all of the barriers and maximizing the intrinsic value in car data for drivers, vehicle manufacturers and businesses of all kinds. The Wejo ADEPT platform interfaces with the electronic data within vehicles from manufacturers which have agreed to use the platform to obtain certain vehicle data which can be used by the manufacturers and other private and public sector businesses for advanced analysis, machine learning and rapid insights. The Wejo ADEPT platform also includes flexible implementation options and adaptable interfaces to ensure a successful and rapid roll out across any territory. In addition, Wejo ADEPT’s compliance wrappers ensure legal and legislative assurance, including country, federal, state and local variations.

Wejo ADEPT is hosted by cloud data centers, and as a function of this central hosting, the Wejo ADEPT platform operates in a multi-tenancy environment, whereby all customers share the same standardized raw car data. The end users of the Wejo ADEPT platform can only access the data through a licensing agreement and do not have the ability to take possession of the software itself.

The Company has two primary product lines, Data Marketplace and SaaS Solutions. Each product line utilizes the Company’s exclusive, proprietary dataset that is derived from the vehicle sensors of the connected vehicles of its Original Equipment Manufacturer (“OEM”) preferred partners. In the Data Marketplace, the Company licenses the use of data and licenses software analytical tools that interpret the dataset to customers. In the SaaS Solutions business, the Company licenses software analytical tools to OEMs that interpret the dataset to improve the management of their operations and support the improvement of the automotive customers’ experience with the OEM.

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

As is common to early-stage companies with limited operating histories, the Company is subject to risks and uncertainties such as its ability to influence the connected vehicle market; invest in technology, resources and new business capabilities; maintain and grow the customer base; secure additional capital to support the investments needed for its anticipated growth; comply with governing laws and regulations; and other risks and uncertainties. To manage these risks and uncertainties while growing as expected, the Company will make significant investments and will therefore need to raise substantial capital during its loss-making period.

The Company has incurred operating losses and negative cash flows from operations since inception and expects to continue to incur negative cash flows from operations for the foreseeable future. As the Company makes investments to increase the markets and customers it serves, the operating losses are expected to increase until the company reaches the necessary scale to generate cash profits from operations. The Company has historically relied on private equity offerings and debt financings, and to a limited extent revenue from customers to fund its operations. As of December 31, 2020 and 2019, the Company had an accumulated deficit of $146.8 million and $91.9 million, respectively.

The Company expects to continue incurring losses for the foreseeable future and is required to raise additional capital to fund its operations. In the near-term, the company expects to raise capital primarily from two sources: additional debt capital through its Loan Note Instrument Agreement and from its business combination with Virtuoso Acquisition Corporation. Management believes that the Company will continue to have access to capital resources through debt financings, the public markets after the completion of the business combination, including additional equity offerings, and other potential capital options; as well as cash inflows through its anticipated revenue base from customers. There can be no assurance that the Company will complete the business combination or be able to obtain additional financing on terms acceptable to the Company, on a timely basis or at all, or to grow its revenues. If the Company is unable to secure additional capital through this anticipated business combination or other sources such as private equity or debt, it will be required to reduce expenses to conserve its cash in amounts sufficient to sustain operations at a reduced level and meet its obligations until additional capital can be raised. The Company has previously reduced headcount and overheads in order to conserve its cash and expects to be able to implement similar actions in future if required.

Before any reductions in expenses and based on the Company’s current level of expenditures after considering the Company’s cash balance of $20.5 million as of March 31, 2021, along with the proceeds from the issuance of convertible loans and debt financing secured in 2021 (see Note 19), the Company believes that it will need funding by the first quarter of 2022 to continue operations at the current level, satisfy its obligations and fund the future expenditures including the committed transaction costs relating to the planned business combination. In connection with its Loan Note Instrument agreement entered in April 2021, the Company is closing an issue of additional fixed rate secured loan notes totaling $10 million before the end of July 2021 and expects to close a further $11.5 million of fixed rate secured loan notes later in the third quarter of 2021 (before expenses of $4 million). In conjunction with the business combination with Virtuoso, which is expected to close during the fourth quarter of 2021, the Company expects to raise $355 million from its committed PIPE and from Virtuoso’s cash in trust, before potential redemptions and transaction expenses. Should the closing of these latter two capital raises be delayed, the Company will need to identify alternative sources of capital and/or reduce expenses as noted above by the first quarter of 2022.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. There can be no assurance that the Company will achieve or sustain positive cash flows from financing or can reduce sufficiently its expenses. If the Company is unable to maintain adequate liquidity, future operations will need to be scaled back or discontinued. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.The financial statements do not reflect any adjustments relating to the recoverability and reclassification of assets and liabilities that might be necessary from the outcome of this uncertainty.

CIK 0001822888 Virtuoso Acquisition Corp [Member]
Organization and Business Operations

Note 1 — Organization and Business Operations

Virtuoso Acquisition Corp. (the “Company”) is a newly organized blank check company incorporated as a Delaware corporation on August 25, 2020. The Company, formerly known as Virtucon Acquisition Corp., filed a Certificate of Amendment to their Certificate of Incorporation on November 3, 2020 changing its name to Virtuoso Acquisition Corp. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). The Company has not selected any specific business combination target and the Company has not, nor has anyone on its behalf, initiated any substantive discussions, directly or indirectly, with any business combination target.

The Company has selected December 31 as its fiscal year end.

As of December 31, 2020, the Company had not commenced any operations. All activity for the period from August 25, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the Proposed Public Offering (as defined below).

The Company’s sponsor is Virtucon Sponsor LLC, a Delaware limited liability company (the “Sponsor”). The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a proposed public offering of 20,000,000 units at $10.00 per unit (the “Units”) (or 23,000,000 units if the underwriters’ over-allotment option is exercised in full), which is discussed in Note 3 (the “Proposed Public Offering”), and the sale of 6,000,000 warrants (or up to 6,600,000 warrants if the underwriters’ over-allotment option is exercised in full) (the “Private Warrants”) at a price of $1.00 per warrant in a private placement to the Sponsor that will close simultaneously with the Proposed Public Offering. Each Unit consists of one share of Class A common stock, and one-half redeemable warrant to purchase one share of Class A common stock at a price of $11.50 per whole share. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Public Offering and the Private Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (net of taxes payable) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

Upon the closing of the Proposed Public Offering, management has agreed that an aggregate of $10.00 per Unit sold in the Proposed Public Offering will be held in a trust account (“Trust Account”) and may only be invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions of Rule 2a-7 promulgated under the Investment Company Act which only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay its tax obligations, the proceeds from this offering and the sale of the private placement warrants will not be released from the trust account until the earliest of (a) the completion of the Company’s initial business combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s public shares if the Company is unable to complete the initial business combination within 24 months from the closing of this offering, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors which would have higher priority than the claims of the Company’s public stockholders.

Note 1 - Organization and Business Operations (continued)

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial business combination either (i) in connection with a stockholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial business combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata share of the aggregate amount then on deposit in the Trust Account (initially approximately $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

The shares of common stock subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the Proposed Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company will have 24 months from the closing of the Proposed Public Offering to consummate a Business Combination (the “Combination Period”). However, if the Company is unable to complete a Business Combination within the Combination Period, the Company will redeem 100% of the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, subject to applicable law and as further described in registration statement, and then seek to dissolve and liquidate.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their founder shares and public shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their founder shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, (iii) waive their rights to liquidating distributions from the trust account with respect to their founder shares if the Company fails to complete the initial business combination within the Combination Period, and (iv) not sell any of their founder shares or public shares to the Company in any tender offer the Company undertakes in connection with a proposed initial business combination.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s Sponsor’s only assets are securities of the Company. Therefore, the Company believes it is unlikely that its Sponsor would be able to satisfy those obligations.

Note 1 - Organization and Business Operations (continued)

Going Concern Consideration

As of December 31, 2020, the Company had $4,950 in cash and a working capital deficit of $150,316. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern one year from the issuance date of the financial statements. Management plans to address this uncertainty through a Proposed Public Offering as discussed in Note 3 and issuance of an unsecured promissory note to with principal up to $300,000 to the Sponsor as discussed in Note 5. There is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Organization and Business Operations

Organization and General

Virtuoso Acquisition Corp. (the “Company”) was incorporated in Delaware on August 25, 2020. The Company, formerly known as Virtucon Acquisition Corp., filed a Certificate of Amendment to their Certificate of Incorporation on November 3, 2020 changing its name to Virtuoso Acquisition Corp. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). The Company has not selected any specific business combination target and the Company has not, nor has anyone on its behalf, initiated any substantive discussions, directly or indirectly, with any business combination target. The Company has selected December 31 as its fiscal year end. The Company’s sponsor is Virtucon Sponsor LLC, a Delaware limited liability company (the “Sponsor”).

As of September 30, 2021, the Company had not yet commenced any operations. All activity through September 30, 2021, relates to the Company’s formation and the Initial Public Offering (“IPO”) described below, and the search for a business combination target. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and gains or losses on the change in fair value of warrant liabilities.

Financing

The registration statement for the Company’s IPO was declared effective on January 21, 2021 (the “Effective Date”). On January 26, 2021, the Company consummated the IPO of 23,000,000 units (the “Units” and, with respect to the common stock included in the Units being offered, the “public share”), at $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 4.

Simultaneously with the closing of the IPO, the Company consummated the sale of 6,600,000 warrants (the “Private Placement Warrant”), at a price of $1.00 per Private Placement Warrant, which is discussed in Note 5.

Transaction costs amounted to $13,109,495 consisting of $4,600,000 of underwriting fee, $8,050,000 of deferred underwriting fee and $459,495 of other offering costs. Of the total transaction cost $529,112 was expensed as non-operating expenses in the condensed statement of operations with the remaining balance of $12,580,383 recorded as a component of stockholders’ equity. The transaction costs were allocated based on the relative fair value basis, compared to the total offering proceeds, between the fair value of the public warrant liabilities and the Class A common stock.

Trust Account

Following the closing of the IPO on January 26, 2021, an amount of $230,000,000 from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (“Trust Account”) which is invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay its tax obligations, the proceeds from the IPO and the sale of the private placement units will not be released from the trust account until the earliest of (a) the completion of the Company’s initial business combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s public shares if the Company is unable to complete the initial business combination within 24 months from the closing of the IPO, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds are intended to be generally applied toward consummating a business combination.

The Company’s business combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (net of taxes payable) at the time of the signing an agreement to enter into a business combination. However, the Company will only complete a business combination if the post-business combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a business combination.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial business combination either (i) in connection with a stockholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial business combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

The shares of common stock subject to redemption is recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon consummation of a business combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the business combination.

The Company will have 24 months from the closing of the IPO (with the ability to extend with stockholder approval) to consummate a business combination (the “Combination Period”). However, if the Company is unable to complete a business combination within the Combination Period, the Company will redeem 100% of the outstanding public shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to the Company, divided by the number of then outstanding public shares, subject to applicable law and as further described in the registration statement, and then seek to dissolve and liquidate.

The Company’s Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their founder shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, and (iii) waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if the Company fails to complete the initial business combination within the Combination Period.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations.

Going Concern Consideration

As of September 30, 2021, the Company had approximately $0.68 million in cash and working capital of approximately $0.63 million, which would be reduced by expenses incurred working on a business combination after the balance sheet date.

Until the consummation of a business combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the business combination. The Company may need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 outbreak”). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve. The impact of the COVID-19 outbreak on the Company’s financial position will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s financial position may be materially adversely affected. Additionally, the Company’s ability to complete an initial business combination may be materially adversely affected due to significant governmental measures being implemented to contain the COVID-19 outbreak or treat its impact, including travel restrictions, the shutdown of businesses and quarantines, among others, which may limit the Company’s ability to have meetings with potential investors or affect the ability of a potential target company’s personnel, vendors and service providers to negotiate and consummate an initial business combination in a timely manner. The Company’s ability to consummate an initial business combination may also be dependent on the ability to raise additional equity and debt financing, which may be impacted by the COVID-19 outbreak and the resulting market downturn.